Nov. 30, 2021
Federated Hermes Core Bond Fund
Fund Summary Information Federated Hermes Core Bond Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide total return.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A),Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 18 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 216% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund’s Main Investment Strategies?
The Fund seeks total return, which is defined as income plus capital appreciation. The Fund pursues its investment objective by investing primarily in U.S. dollar denominated, investment-grade, fixed-income securities. The Fund will invest in U.S. government securities, investment-grade corporate debt securities, mortgage-backed securities (MBS), and certain derivative instruments (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategies as more fully described herein. The Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Fund may invest up to 5% of its assets in noninvestment-grade securities, including those backed by so-called “sub-prime” mortgages and other types of noninvestment-grade securities. Noninvestment-grade securities may also be referred to as below investment-grade securities, commonly known as junk instruments.The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Bloomberg US Aggregate Bond Index (the “Index”). At times, the Fund’s investment adviser’s (the “Adviser”) calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price sensitivity of a fixed-income security as a result of changes in interest rates, based on the weighted average timing of the instrument’s expected fixed interest and principal payments. For example, if interest rates rise by 1% (in a parallel shift) the NAV of a fund with an average duration of five years theoretically would decline about 5.0%. As of October 31, 2021, the effective duration of the Index, as published by its sponsor, was 6.45 years, and the duration of the Fund was 6.23 years. The duration of the Index and the Fund may change on a daily basis in connection with changes in interest rates and/or spreads. The Adviser seeks to create a portfolio, consisting of MBS, commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLOs), CMBX (non-agency securitized indices that track the CMBS market), investment-grade corporate debt securities, derivative instruments and other securities that the Adviser believes will outperform the Index, such as, but not limited to, GSE Risk Transfer Notes, lease-backed and asset-backed securities, event-linked bonds and other insurance-linked notes.When selecting investments for the Fund, the Adviser can invest directly in individual securities or may invest in other investment companies, including, for example, funds advised by the Adviser or its affiliates (the “Underlying Funds”). These Underlying Funds may include funds which are not available for general investment by the public. The investment companies in which the Fund invests are managed independently of the Fund and may incur additional expenses. At times the Fund’s investment in the Underlying Funds may be a substantial portion of the Fund’s portfolio.Based on fundamental analysis, the Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative contracts. The Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Fund’s use of derivative instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value.The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:■ MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.■ Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.■ Collateralized Loan Obligations Risk. Collateralized loan obligations (CLOs) bear many of the same risks as other forms of asset-backed securities, including interest rate risk and issuer credit risk. As they are backed solely by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs may experience substantial losses attributable to loan defaults. The Fund’s investment in CLOs may decrease in market value if the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or due to market anticipation of defaults and investor aversion to CLO securities as a class.■ Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.■ Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed income securities when interest rates rise.■ Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.■ Underlying Fund Risk. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly. Investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicative management fees and expenses. However, to avoid charging duplicative management fees, the Adviser will waive and/or reimburse the Fund’s Management Fee in an amount equal to the net management fees charged by the Underlying Funds to the Fund on the Fund’s net assets invested in the Underlying Funds.■ Risk of Security Downgrades. The downgrade of the credit of a security held by the Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.■ Liquidity Risk. The non-agency MBS and CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.■ Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.■ Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.■ GSE Risk Transfer Notes Risk. The risks associated with an investment in Risk Transfer Notes will be different than the risks associated with an investment in MBS. The Notes are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers’ payments under the Reference Obligations. Holders of the Notes are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Notes in accordance with their terms of issuance. The Notes may be considered high risk and complex securities.■ Event-Linked Bonds and Other Insurance-Linked Securities Risk. The Fund may invest in “event-linked” bonds, which sometimes are referred to as “insurance-linked securities” or ILS. Event-linked bonds are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger” event, such as an event that leads to physical or economic loss. Event-linked bonds are typically rated by at least one nationally recognized statistical rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. This rating also assesses the event-linked bond’s credit risk and the model used to calculate the probability of a trigger event.■ Lease-Backed and Rental-Based MBS Risk. The market for lease-backed securities and rental-based MBS is new and there may be variation in how the securities are collateralized. By way of nonlimiting example, some structures may afford a bondholder with indirect, limited or even no rights to the underlying real estate. Further, different classes of a particular issue may receive different credit ratings than other classes of the same issue depending upon the level of collateral or distribution of collateral in a default scenario.■ Risk of Investing in Derivative Instruments. The Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.■ Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.■ LIBOR Risk. The publication of the London Interbank Offered Rate (LIBOR), which many derivatives, debt securities, and other financial instruments in which the Fund may invest, as well as the Fund’s committed, revolving line of credit agreement, utilize or may utilize in the future as the reference or benchmark rate for interest rate calculations, is expected to be discontinued at the end of 2021. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Hermes Core Bond Fund – IS Class

The Fund's IS class total return for the nine-month period from January 1, 2021 to September 30, 2021, was (0.60)%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 5.28% (quarter ended June 30, 2020). Its lowest quarterly return was (2.60)% (quarter ended March 31, 2020).

Average Annual Total Return Table
The Fund’s former SS class has been re-designated as the A class effective May 27, 2021. For the periods prior to the re-designation the performance information shown for the A class is for the Fund’s former SS class and has not been adjusted, except that it includes Class Asales charges.The Fund’s R6 class commenced operations on November 26, 2021. For the periods prior to commencement of operations of the Fund’s R6 class, the performance information shown below is for the Fund’s IS class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on the Fund returns. After-tax returns are shown only for IS class, and after-tax returns for A and R6 classes will differ from those shown for the IS class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantaged investment plans.(For the Period Ended December 31, 2020)